STOCK OPTIONS AND WARRANTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning	17,833,356	8,312,306	5,812,306
Grants	911,200	9,670,216	2,500,000
Forfeited	(338,250)	(149,166)
Outstanding at the end	18,406,306	17,833,356	8,312,306	5,812,306
Exercisable	12,938,126	11,298,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning	$ 1.04	$ 0.76	$ 0.70
Grants	2.30	1.29	0.89
Forfeited	2.13	1.10
Outstanding at the end	1.08	1.04	$ 0.76	$ 0.70
Exercisable	$ 0.97	$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 10 months 13 days	8 years 3 months 18 days		8 years 7 months 28 days
Grants		9 years 4 months 2 days	9 years 11 months 15 days
Outstanding at the end		8 years 3 months 18 days	8 years 3 months 10 days
Exercisable	7 years 6 months	7 years 9 months 25 days
Outstanding at the beginning	$ 25,478,339	$ 14,079,265	$ 10,179,515
Grants	823,281	11,399,074	3,899,750
Outstanding at the end	26,301,620	25,478,339	$ 14,079,265	$ 10,179,515
Exercisable at the end	$ 19,944,636	$ 17,587,909